Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right-of-Use Assets and Operating Lease Liabilities (Details) [Line Items]
Weighted average lease liabilities percentage	3.52%
Interest expense	$ 58,602	$ 41,211
Depreciation expense related to right-of-use assets	$ 1,026,316	$ 1,064,623
Bottom of range [member]
Right-of-Use Assets and Operating Lease Liabilities (Details) [Line Items]
Weighted average lease liabilities percentage		3.49%
Top of range [member]
Right-of-Use Assets and Operating Lease Liabilities (Details) [Line Items]
Weighted average lease liabilities percentage		5.00%